Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventories	$ 583	$ 904
Lubricants [Member]
Inventory [Line Items]
Inventories	$ 583	643
Bunkers [Member]
Inventory [Line Items]
Inventories		$ 261